Commitments & Contingencies - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in deferred income
Amortization of deferred revenue	$ (11,000)
Deferred income (current)	13,907	$ 13,451
Deferred income (noncurrent)	3,622	3,533
Extended Warranty
Movement in deferred income
Beginning Balance	184	272
Revenue deferred for new extended warranty contracts	23	70
Amortization of deferred revenue	(113)	(158)
Other	(6)	0
Ending Balance	88	184
Deferred income (current)	61	110
Deferred income (noncurrent)	$ 27	$ 74